SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Summary of the useful economic lives of the intangible assets

Years
Technology	6-7
Trade Name	5.33
Customer relationships	5-10.33